Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of future principal payments for outstanding debt
	Maturity Date	2020	2019
Subordinated promissory notes	April 30, 2021	$—	$500
PWBF promissory note	August 25, 2020	—	144
PWBF PPP loan (1)	May 4, 2022	471	—
PWBF PPP loan (1)	April 20, 2022	740	—
EIDL promissory note	August 27, 2051	150	—
Unamortized discount		—	(110)
Less: Current portion of debt		—	(144)
Total long-term debt		$1,361	$390

(1)	These loans were forgiven in the first quarter of 2021 as further discussed below.

Schedule of future principal payments for outstanding debt
2021	$—
2022	—
2023	2
2024	3
2025	3
Thereafter	142
Total minimum payments	150